SCHEDULE OF CHANGES IN THE FINANCIAL INSTRUMENTS (Details) ₪ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 ILS (₪)	Dec. 31, 2024 ILS (₪)	Dec. 31, 2023 ILS (₪)
Notes and other explanatory information [abstract]
Balance as of January 1				₪ 15,595
Recognition of derivative financial instrument
Losses (profits) recognized in comprehensive loss				(15,595)
Balance as of December 31